NOTES PAYABLE (Details) - USD ($)	Mar. 27, 2021	Jun. 27, 2020	Jun. 29, 2019
Transfer of Financial Assets Accounted for as Sales [Line Items]
Finance liabilities incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum	$ 204,770	$ 1,644,044
Total notes Payables	92,845,744	152,809,937	$ 150,749,037
Convertible Notes Payable [Member]
Transfer of Financial Assets Accounted for as Sales [Line Items]
Finance liabilities incurred on various dates between January 2019 through September 2019 with implied interest rates ranging from 0.7% to 17.0% per annum	83,400,000	83,576,661	71,538,352
Non-revolving, senior secured term notes dated between October 1, 2018 and September 16, 2020, issued to accredited investors, which mature on January 31, 2022, and bear interest at a rate of 15.5% and 18.0% per annum	104,436,180	77,675,000	77,675,000
Convertible debentures	5,000,000
Promissory notes dated between January 15, 2019 through March 29, 2019, issued for deferred payments on acquisitions, which mature on varying dates from August 3, 2019 to June 30, 2020 and bear interest at rates ranging from 8.0% to 9.0% per annum	3,762,500	16,173,250	26,750,000
Secured promissory note dated November 27, 2019, issued to refinance property acquisition loans, which matures on May 31, 2020 and bears interest at a rate of 9.5% per annum			6,050,000
Promissory notes dated November 7, 2018, issued to Lessor for tenant improvements as part of sales and leaseback transactions, which mature on November 7, 2028, bear interest at a rate of 10.0% per annum and require minimum monthly payments of $15,660 an	2,233,720	2,339,564	2,484,357
Other.	15,418	15,418	21,120
Total notes Payables	198,847,818	179,779,893	184,518,829
Less. Unamortization Debt Issuance Cost an Loan Origination Fess	(8,832,434)	(10,781,288)	(11,771,270)
Net Amount	190,015,384	168,998,605	172,747,559
Less Current Portion of Notes Payable	(97,169,640)	(16,188,668)	(21,998,522)
Notes Payables, net of Current Portion	$ 92,845,744	$ 152,809,937	$ 150,749,037